Derivative Instruments - Gains and Losses on Derivative Contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Mark to market unrealized gain (loss), derivative	$ (47.0)	$ (22.5)	$ 2.3
Total unrealized (loss) gain	(47.0)	(22.5)	2.3
Total realized gain	8.5	10.8	1.3
Total (loss) gain	(38.5)	(11.7)	3.6
Commodity contracts | Other expense (income), net
Derivative Instruments, Gain (Loss) [Line Items]
Mark to market unrealized gain (loss), commodity contracts	1.5	(2.7)	1.0
Commodity contracts | Manufacturing related to Cost of sales and transportation related to Selling and distribution
Derivative Instruments, Gain (Loss) [Line Items]
Total realized gain	1.5	3.7	0.8
Foreign currency contracts | Other expense (income), net
Derivative Instruments, Gain (Loss) [Line Items]
Mark to market unrealized gain (loss), derivative	(1.6)	1.0	(0.2)
Foreign currency contracts | Cost of sales
Derivative Instruments, Gain (Loss) [Line Items]
Total realized gain	0.5	1.6	(0.6)
Interest rate swap agreements | Other expense (income), net
Derivative Instruments, Gain (Loss) [Line Items]
Mark to market unrealized gain (loss), derivative	(46.9)	(20.8)	1.5
Interest rate swap agreements | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Total realized gain	$ 6.5	$ 5.5	$ 1.1